Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 18, 2021
Accounting Policies [Abstract]
Net loss			$ 1,262,474		$ 3,903,741
Cash in operations			1,189,274		2,278,016
Accumulated deficit	$ (4,525,051)		(4,525,051)		(3,262,577)	$ (5,762,321)
Gross proceeds issued					7,020,526
Working capital					$ 9,912,281
Aggregate shares (in Shares)					12		8,500,000
Federal deposit insurance corporation	250,000		250,000		$ 250,000
Securities investor protection corporation	250,000		250,000		250,000
FDIC cash limits			8,240,000		9,100,000	880,000
Prepaid expenses and other current assets	99,939		99,939		145,324	241,091
Inventory write-down					26,659	0
Income tax expense					24,876	0
Research and development cost					693,910	26,250
Accumulated deficit	4,525,051		4,525,051
Working capital	8,678,540		8,678,540
Prepaid expenses and other current assets – non-current	33,740		33,740		26,659
Research and development cost	$ 105,676	$ 98,846	$ 275,955	$ 147,448	$ 693,910	$ 26,250